Other Current Assets - Schedule of Other Current Assets (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Current Assets [Line Items]
Other current assets	₺ 1,160,605	₺ 770,135
Prepaid expenses [member]
Other Current Assets [Line Items]
Other current assets	322,388	294,540
Restricted cash [member]
Other Current Assets [Line Items]
Other current assets	183,806	289
Receivables from the Ministry of Transport, Maritime Affairs and Communications [member]
Other Current Assets [Line Items]
Other current assets	143,669	32,299
Subscriber acquisition cost [member]
Other Current Assets [Line Items]
Other current assets	138,177	108,628
Receivables from tax office [Member]
Other Current Assets [Line Items]
Other current assets	93,917	52,561
Advances given to suppliers [member]
Other Current Assets [Line Items]
Other current assets	55,754	57,020
VAT receivable [member]
Other Current Assets [Line Items]
Other current assets	38,934	49,211
Special communication tax to be collected from subscribers [member]
Other Current Assets [Line Items]
Other current assets	38,318	36,941
Other [member]
Other Current Assets [Line Items]
Other current assets	₺ 145,642	₺ 138,646